Lease (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease
Opening balance	¥ 0	¥ 0
Addition	443	0
Lease payments	(130)	0
Accretion of interest	17	0
Closing balance	¥ 330	¥ 0